                                             [LOGO] FIDELITY
                                                    INVESTMENTS(R)
                                                    ---------
                                             Fidelity Investments is a
                                             registered trade mark of
                                                    FMR Corp.


                                             Equity-Income Fund









                                             LINCOLN NATIONAL
                                             EQUITY-INCOME FUND, INC.
                                             Annual Report
                                             December 31, 2001

LINCOLN NATIONAL
EQUITY-INCOME FUND, INC.

INDEX

     COMMENTARY

     STATEMENT OF NET ASSETS

     STATEMENT OF OPERATIONS

     STATEMENTS OF CHANGES IN NET ASSETS

     FINANCIAL HIGHLIGHTS

     NOTES TO FINANCIAL STATEMENTS

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

LINCOLN NATIONAL
EQUITY-INCOME FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
FOR THE YEAR ENDED DECEMBER 31, 2001

Managed by:            [FIDELITY INVESTMENTS LOGO]

                                Fidelity Investments is a registered trade mark
of FMR Corp.

The Lincoln National Equity-Income Fund returned -7.3% for the year ending December 31, 2001, which outperformed the S&P 500 Index** with a return of -11.9%, but underperformed its style-specific benchmark, the Russell 1000 Value Index* that returned -5.6% for the period.

Recent market gains, which quickly retracted the decline following the terrorist attacks of September 11, could not keep major equity indices from posting negative returns for the second consecutive calendar year. Although value stocks held up relatively well, larger-cap stocks broadly lagged smaller caps, and the Fund underperformed the value index benchmark.

The financials sector was the main detractor from return versus the index. The Fund had deliberately shifted away from credit providers that were benefiting from monetary policy easing and moved towards transaction-oriented companies with market-sensitive revenues. This strategy was detrimental to relative return as emphasized positions were hit by the sharp stock market decline and uncertainty around global events prior to the fourth quarter, while a number of smaller-cap banks not held by the Fund lifted the relative return of the index. Consumer discretionary positions also detracted from relative return, as investor concern about sluggish advertising spending negatively impacted media positions and certain retail and restaurant turnarounds lagged their segments of the value index, which included some stronger-performing smaller-cap stocks. On a positive note, gains in selected software and hardware stocks produced positive overall returns in technology and industrials positions rose as investors looked beyond near-term gloom to better times ahead.

STEPHEN DUFOUR

GROWTH OF $10,000 INVESTED 1/3/94 THROUGH 12/31/01

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          EQUITY INCOME FUND  RUSSELL 1000 VALUE INDEX  S&P 500 INDEX
1/3/94                10,000                   $10,000        $10,000
12/31/94              10,565                    $9,801        $10,133
12/31/95              14,235                   $13,560        $13,933
12/31/96              17,055                   $16,494        $17,172
12/31/97              22,288                   $22,297        $22,903
12/31/98              25,125                   $25,782        $29,489
12/31/99              26,700                   $27,676        $35,722
12/29/00              29,536                   $29,617        $32,440
12/31/01              27,368                   $27,961        $28,588

This chart illustrates, hypothetically, that $10,000 was invested in the Equity-Income Fund on 1/3/94. As the chart shows, by December 31, 2001, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $27,368. For comparison, look at how the Russell 1000 Value Index and the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $27,961 and $28,588, respectively. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

AVERAGE ANNUAL RETURN            ENDED
ON INVESTMENT                    12/31/01
------------------------------------------------
One Year                                 - 7.34%
------------------------------------------------
Five Years                       +         9.91%
------------------------------------------------
Lifetime (since 1/3/94)          +        13.41%
------------------------------------------------

 * The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 1000 companies consist of the 1,000 largest U.S. companies based on total market capitalization.

** The S&P 500 Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.

The Fund tends to invest in income-producing stocks of large-sized value companies. Accordingly, the Fund's performance can be compared to the performance of the Russell 1000 Value Index.

                              EQUITY-INCOME FUND 1

LINCOLN NATIONAL
EQUITY-INCOME FUND, INC.
STATEMENT OF NET ASSETS
December 31, 2001

                                          NUMBER       MARKET
COMMON STOCK - 92.32%                     OF SHARES    VALUE

-------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.27%
-------------------------------------------------------------------
     Lockheed Martin                           45,800  $  2,137,486
-------------------------------------------------------------------
                                                          2,137,486
AUTOMOBILES & AUTOMOTIVE PARTS - 2.59%
-------------------------------------------------------------------
     Delphi Automotive Systems                750,400    10,250,464
     Genuine Parts                             68,700     2,521,290
  +  Navistar International                   117,700     4,649,150
     Paccar                                    20,000     1,312,400
     Superior Industries International         25,100     1,010,275
     Winnebago Industries                      25,500       941,970
-------------------------------------------------------------------
                                                         20,685,549
BANKING & FINANCE - 24.18%
-------------------------------------------------------------------
     Bank of America                          157,100     9,889,445
     Bank One                                  85,600     3,342,680
     Banknorth                                 29,400       662,088
     Capital One Financial                     80,300     4,332,185
     Charles Schwab                         3,005,450    46,494,311
     Citigroup                                433,166    21,866,220
     Comerica                                   7,500       429,750
     Fannie Mae                               201,400    16,011,300
     Fifth Third Bancorp                      144,400     8,892,152
     Fleet Boston Financial                    69,700     2,544,050
     Golden West Financial                     25,500     1,500,675
     Goldman Sachs                             14,100     1,307,775
     J.P. Morgan Chase                        324,400    11,791,940
     KeyCorp                                   20,800       506,272
     Mellon Financial                         226,100     8,505,882
     Merrill Lynch                            376,900    19,644,028
     Morgan Stanley Dean Witter               420,400    23,517,175
     Pacific Century Financial                 33,800       875,082
     State Street                              73,200     3,824,700
     Wachovia                                 230,800     7,237,888
-------------------------------------------------------------------
                                                        193,175,598
BUILDINGS & MATERIALS - 1.31%
-------------------------------------------------------------------
     Clayton Homes                             70,500     1,205,550
     D.R. Horton                               26,300       853,698
     Masco                                    269,500     6,602,750
     Snap-On                                   52,721     1,774,589
-------------------------------------------------------------------
                                                         10,436,587
CABLE, MEDIA & PUBLISHING - 6.48%
-------------------------------------------------------------------
     Belo Class A                              85,100     1,595,625
  +  Cablevision Systems Class A               47,200     2,239,640
  +  Comcast Special Class A                  245,000     8,820,000
     Dow Jones                                 38,100     2,085,213
     E.W. Scripps                              56,100     3,702,600
  +  Emmis Broadcasting Class A                20,100       475,164
     Gannett                                  117,100     7,872,633
     Interpublic Group of Companies            35,900     1,060,486
  +  Liberty Media                            706,100     9,885,400
     McGraw-Hill                               72,400     4,414,952
     New York Times                            52,400     2,266,300
     News ADR                                  88,300     2,808,823
     Omnicom                                   21,000     1,876,350
     Tribune                                   72,600     2,717,418
-------------------------------------------------------------------
                                                         51,820,604
CHEMICALS - 3.43%
-------------------------------------------------------------------
     Avery Dennison                           104,200     5,890,426
     DuPont (E.I.) deNemours                  399,100    16,965,741
     Praxair                                   63,700     3,519,425
     Rohm & Haas                               30,400     1,052,752
-------------------------------------------------------------------
                                                         27,428,344
COMPUTERS & TECHNOLOGY - 2.45%
-------------------------------------------------------------------
  +  AOL Time Warner                          283,500     9,100,350
  +  Brocade Communications Systems            18,400       609,408
     Hewlett-Packard                          167,300     3,436,342
  +  Legato Systems                           120,900     1,568,073
  +  Microsoft                                 37,365     2,476,179
                                          NUMBER       MARKET
COMPUTERS & TECHNOLOGY (CONT.)            OF SHARES    VALUE

-------------------------------------------------------------------
  +  Solectron                                 34,700  $    391,416
  +  Sun Microsystems                         109,400     1,349,996
  +  Synopsys                                  10,600       626,142
-------------------------------------------------------------------
                                                         19,557,906
CONSUMER PRODUCTS - 4.04%
-------------------------------------------------------------------
     Clorox                                   154,300     6,102,565
     Colgate-Palmolive                        110,110     6,358,853
     Gillette                                 282,600     9,438,840
     Procter & Gamble                          85,300     6,749,789
     Whirlpool                                 49,600     3,637,168
-------------------------------------------------------------------
                                                         32,287,215
ELECTRONICS & ELECTRICAL EQUIPMENT - 3.48%
-------------------------------------------------------------------
  +  Advanced Micro Devices                    93,300     1,479,738
  +  Agilent Technologies                      41,900     1,194,569
  +  Amphenol                                   7,800       374,790
  +  Analog Devices                           129,100     5,730,749
  +  Cypress Semiconductor                     60,400     1,203,772
     Emerson Electric                          84,200     4,807,820
     Intel                                     90,100     2,833,645
  +  International Rectifier                   11,100       387,168
  +  Micron Technology                        264,000     8,184,000
  +  National Semiconductor                    53,200     1,638,028
-------------------------------------------------------------------
                                                         27,834,279
ENERGY - 8.50%
-------------------------------------------------------------------
     ChevronTexaco                             22,200     1,989,342
     Conoco                                    11,200       316,960
     Exxon-Mobil                              727,300    28,582,890
     Schlumberger Limited                     673,800    37,025,309
-------------------------------------------------------------------
                                                         67,914,501
FOOD, BEVERAGE & TOBACCO - 7.11%
-------------------------------------------------------------------
     Anheuser-Busch                           117,600     5,316,696
     Coca-Cola                                306,800    14,465,620
  +  Dean Foods                                57,100     3,894,220
     General Mills                             61,700     3,209,017
     Kellogg                                  203,100     6,113,310
     Kraft Foods                              140,300     4,774,409
     McCormick                                 58,400     2,451,048
     Pepsico                                  103,000     5,015,070
     Philip Morris                            116,400     5,336,940
     Sara Lee                                 223,400     4,966,182
     Wrigley, (Wm.) Jr.                        25,400     1,304,798
-------------------------------------------------------------------
                                                         56,847,310
HEALTHCARE & PHARMACEUTICALS - 5.70%
-------------------------------------------------------------------
     American Home Products                   107,400     6,590,064
     Becton Dickinson                          65,400     2,168,010
  +  Boston Scientific                         46,800     1,128,816
     Bristol-Myers Squibb                     117,000     5,967,000
     Johnson & Johnson                         21,800     1,288,380
     Merck & Company                           53,800     3,163,440
     Pfizer                                   476,200    18,976,570
     Pharmacia                                132,760     5,662,214
  +  Zimmer Holdings                           20,780       634,621
-------------------------------------------------------------------
                                                         45,579,115
INDUSTRIAL MACHINERY - 2.37%
-------------------------------------------------------------------
  +  American Standard                         44,600     3,043,058
     Eaton                                    120,600     8,973,846
     Ingersoll-Rand                            73,600     3,077,216
     Parker Hannifin                           16,700       766,697
     United Technologies                       48,100     3,108,703
-------------------------------------------------------------------
                                                         18,969,520
INSURANCE - 1.58%
-------------------------------------------------------------------
     Metlife                                  398,000    12,608,640
-------------------------------------------------------------------
                                                         12,608,640
LEISURE, LODGING & ENTERTAINMENT - 1.57%
-------------------------------------------------------------------
     Marriott International Class A            79,300     3,223,545
     Mattel                                   128,900     2,217,080
     McDonald's                               182,400     4,828,128
  +  MGM Mirage                                79,100     2,283,617
-------------------------------------------------------------------
                                                         12,552,370
METALS & MINING - 2.58%
-------------------------------------------------------------------
     Alcoa                                     50,700     1,802,385
     Hubbell Class B                           34,700     1,019,486
     Illinois Tool Works                      189,400    12,826,168
     Newmont Mining                           259,300     4,955,223
-------------------------------------------------------------------
                                                         20,603,262

                              EQUITY-INCOME FUND 2

                                          NUMBER       MARKET
MISCELLANEOUS - 0.27%                     OF SHARES    VALUE

-------------------------------------------------------------------
  +  Thermo Electron                           91,600  $  2,185,576
-------------------------------------------------------------------
                                                          2,185,576
MULTIFAMILY REITS - 0.11%
-------------------------------------------------------------------
     Equity Residential Properties             30,000       861,300
-------------------------------------------------------------------
                                                            861,300
OFFICE & INDUSTRIAL REITS - 0.24%
-------------------------------------------------------------------
     Equity Office Properties Trust            62,600     1,883,008
-------------------------------------------------------------------
                                                          1,883,008
PAPER & FOREST PRODUCTS - 0.44%
-------------------------------------------------------------------
     Kimberly-Clark                            58,900     3,522,220
-------------------------------------------------------------------
                                                          3,522,220
RETAIL - 3.06%
-------------------------------------------------------------------
     Albertson's                               36,700     1,155,683
  +  Costco Wholesale                         164,300     7,291,634
  +  Federated Department Stores              130,600     5,341,540
     Home Depot                                67,400     3,438,074
  +  Kohl's                                    15,100     1,063,644
     Wal-Mart Stores                          106,900     6,152,095
-------------------------------------------------------------------
                                                         24,442,670
TELECOMMUNICATIONS - 6.77%
-------------------------------------------------------------------
  +  American Tower Class A                    82,300       779,381
     AT&T                                     277,000     5,024,780
     BellSouth                              1,044,100    39,832,415
     Qwest Communications International       596,400     8,427,132
-------------------------------------------------------------------
                                                         54,063,708
TRANSPORTATION & SHIPPING - 3.05%
-------------------------------------------------------------------
     Burlington Northern Santa Fe              34,900       995,697
     Delta Air Lines                          321,660     9,411,772
  +  FedEx                                     24,200     1,255,496
  +  Knight Transportation                     56,400     1,059,192
     Norfolk Southern                         199,100     3,649,503
  +  Swift Transportation                      56,326     1,211,572
     United Parcel Service Class B             94,400     5,144,800
     USFreightways                              8,700       273,180
     Werner Enterprises                        57,100     1,387,530
-------------------------------------------------------------------
                                                         24,388,742
UTILITIES - 0.74%
-------------------------------------------------------------------
  +  AES                                      144,800     2,367,480
     FirstEnergy                               29,475     1,031,036
     Southern                                  66,400     1,683,240
     Wisconsin Energy                          38,000       857,280
-------------------------------------------------------------------
                                                          5,939,036
TOTAL COMMON STOCK
 (Cost $695,189,813)                                    737,724,546
-------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCK - 3.64%

-----------------------------------------------------------------
AEROSPACE & DEFENSE - 0.21%
-----------------------------------------------------------------
Northrop Grumman 7.25%                       14,900     1,659,860
-----------------------------------------------------------------
                                                        1,659,860
BANKING, FINANCE & INSURANCE - 0.38%
-----------------------------------------------------------------
AES Trust VII 6.00%                          58,200     1,738,725
Prudential Financial 6.75%                   22,600     1,315,320
-----------------------------------------------------------------
                                                        3,054,045
CABLE, MEDIA & PUBLISHING - 0.34%
-----------------------------------------------------------------
Adelphia Communications 6.00%                77,300     2,744,150
-----------------------------------------------------------------
                                                        2,744,150
COMPUTERS & TECHNOLOGY - 1.97%
-----------------------------------------------------------------
Lucent 144A 8.00%                             3,150     3,610,688
Motorola 7.00%                              196,400     9,179,736
Xerox 144A 7.50%                             41,600     2,932,800
-----------------------------------------------------------------
                                                       15,723,224
PAPER & FOREST PRODUCTS - 0.09%
-----------------------------------------------------------------
Boise Cascade 7.50%                          13,700       745,965
-----------------------------------------------------------------
                                                          745,965
TRANSPORTATION - 0.44%
-----------------------------------------------------------------
Union Pacific 6.25%                          73,000     3,485,750
-----------------------------------------------------------------
                                                        3,485,750
UTILITIES - 0.21%
-----------------------------------------------------------------
Cinergy 9.50%                                30,200     1,667,040
-----------------------------------------------------------------
                                                        1,667,040
TOTAL CONVERTIBLE PREFERRED STOCK
 (Cost $27,576,743)                                    29,080,034
-----------------------------------------------------------------

                                          PRINCIPAL   MARKET
CONVERTIBLE BONDS - 2.70%                 AMOUNT      VALUE

-----------------------------------------------------------------------
BANKING, FINANCE & INSURANCE - 0.18%

-----------------------------------------------------------------------
Etrade Group 6.00% 2/1/07                 $1,770,000  $       1,453,613
-----------------------------------------------------------------------
                                                              1,453,613
COMPUTERS & TECHNOLOGY - 0.34%
-----------------------------------------------------------------------
Semtech 4.50% 2/1/07                         910,000            999,863
Solectron 3.69% 5/8/20                     3,270,000          1,745,362
-----------------------------------------------------------------------
                                                              2,745,225
ELECTRONICS & ELECTRICAL EQUIPMENT - 1.39%
-----------------------------------------------------------------------
Agilent Technology 144A 3.00% 12/1/21      2,120,000          2,377,050
Amkor Technologies 5.00% 3/15/07           1,850,000          1,271,875
Lsi Logic 4.00% 2/15/05                      700,000            594,125
Sanmina 5.10% 9/12/20                      6,050,000          2,283,875
SCI Systems 3.00% 3/15/07                  5,080,000          4,216,399
Vitesse Semiconductor 4.00% 3/15/05          340,000            266,050
-----------------------------------------------------------------------
                                                             11,009,374
INDUSTRIAL MACHINERY - 0.09%
-----------------------------------------------------------------------
Kulicke & Soffa 4.75% 12/15/06               780,000            748,800
-----------------------------------------------------------------------
                                                                748,800
RETAIL - 0.09%
-----------------------------------------------------------------------
Hasbro 144A 2.75% 12/1/21                    730,000            729,088
-----------------------------------------------------------------------
                                                                729,088
TELECOMMUNICATIONS - 0.48%
-----------------------------------------------------------------------
Charter Communications 4.75% 6/1/06          720,000            660,600
Corning 3.50% 11/1/08                      2,850,000          3,192,000
-----------------------------------------------------------------------
                                                              3,852,600
UTILITIES - 0.13%
-----------------------------------------------------------------------
Calpine 144A 4.00% 12/26/06                  910,000          1,056,738
-----------------------------------------------------------------------
                                                              1,056,738
-----------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
 (Cost $21,090,008)                                          21,595,438
-----------------------------------------------------------------------
COMMERCIAL PAPER - 1.40%
-----------------------------------------------------------------------
Volkswagen 1.75% 1/2/02                   11,210,000         11,209,455
-----------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
 (Cost $11,209,455)                                          11,209,455
-----------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.06%
 (Cost $755,066,019)                                        799,609,473
-----------------------------------------------------------------------
Liabilities Net of Receivables and Other
 Assets - (0.06%)                                              (443,775)
-----------------------------------------------------------------------


NET ASSETS - 100.00%
-----------------------------------------------------------------
(Equivalent to $15.339 per share based
 on 52,101,357 shares issued and
 outstanding)                                        $799,165,698
-----------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2001
Common Stock, par value $.01 per share,
 100,000,000 authorized shares                       $    521,014
Paid in capital in excess of par value
 of shares issued                                     752,556,453
Undistributed net investment income *                   1,049,884
Accumulated net realized gain on
 investments                                              497,208
Net unrealized appreciation of
 investments and foreign currencies                    44,541,139
-----------------------------------------------------------------
TOTAL NET ASSETS                                     $799,165,698
-----------------------------------------------------------------

+    NON-INCOME PRODUCING SECURITY FOR THE YEAR ENDED DECEMBER 31, 2001.
     ADR - AMERICAN DEPOSITARY RECEIPTS
* UNDISTRIBUTED NET INVESTMENT INCOME INCLUDES NET REALIZED GAIN (LOSS) ON FOREIGN CURRENCIES. NET REALIZED GAIN (LOSS) ON FOREIGN CURRENCIES ARE TREATED AS NET INVESTMENT INCOME IN ACCORDANCE WITH PROVISIONS OF THE INTERNAL REVENUE CODE.
     REIT - REAL ESTATE INVESTMENT TRUST.

See accompanying notes to financial statements.

                              EQUITY-INCOME FUND 3

LINCOLN NATIONAL EQUITY-INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Dividends                                          $ 13,960,573
----------------------------------------------------------------
 Interest                                              2,168,306
----------------------------------------------------------------
 Other                                                   445,835
----------------------------------------------------------------
 Less: Foreign withholding tax                              (618)
----------------------------------------------------------------
  TOTAL INVESTMENT INCOME                             16,574,096
----------------------------------------------------------------

EXPENSES:
 Management fees                                       5,969,794
----------------------------------------------------------------
 Accounting fees                                         353,028
----------------------------------------------------------------
 Printing and postage                                     83,409
----------------------------------------------------------------
 Custody fees                                             57,014
----------------------------------------------------------------
 Professional fees                                        36,730
----------------------------------------------------------------
 Directors fees                                            3,850
----------------------------------------------------------------
 Other                                                    16,024
----------------------------------------------------------------
                                                       6,519,849
----------------------------------------------------------------

Less:
----------------------------------------------------------------
 Expenses paid indirectly                                 (8,332)
----------------------------------------------------------------
 Reimbursement from the Advisor                          (66,926)
----------------------------------------------------------------
  TOTAL EXPENSES                                       6,444,591
----------------------------------------------------------------
NET INVESTMENT INCOME                                 10,129,505
----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY:
 Net realized gain on:
----------------------------------------------------------------
  Investments                                          4,379,772
----------------------------------------------------------------
  Foreign currency                                        97,352
----------------------------------------------------------------
  Net realized gain on investments and foreign
  currency                                             4,477,124
----------------------------------------------------------------
 Net change in unrealized
 appreciation/depreciation of:
----------------------------------------------------------------
  Investments                                        (80,213,833)
----------------------------------------------------------------
  Foreign currency                                          (423)
----------------------------------------------------------------
  Net change in unrealized
  appreciation/depreciation of investments
  and foreign currency                               (80,214,256)
----------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY                                 (75,737,132)
----------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $(65,607,627)
----------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED          YEAR ENDED
                                          12/31/01            12/31/00
                                          --------------------------------------
Changes from operations:
 Net investment income                    $       10,129,505  $        7,486,566
--------------------------------------------------------------------------------
 Net realized gain on investments and
 foreign currency                                  4,477,124          53,598,920
--------------------------------------------------------------------------------
 Net change in unrealized
 appreciation/depreciation of
 investments and foreign currency                (80,214,256)         17,874,226
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                        (65,607,627)         78,959,712
--------------------------------------------------------------------------------
Dividends and distributions to
shareholders from:
 Net investment income                            (9,172,697)         (6,163,998)
--------------------------------------------------------------------------------
 Net realized gain on investments                (35,486,025)       (233,972,872)
--------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS                                   (44,658,722)       (240,136,870)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                      43,358,282          36,492,568
--------------------------------------------------------------------------------
 TOTAL DECREASE IN NET ASSETS                    (66,908,067)       (124,684,590)
--------------------------------------------------------------------------------
Net Assets, beginning of period                  866,073,765         990,758,355
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                 $      799,165,698  $      866,073,765
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                              EQUITY-INCOME FUND 4

LINCOLN NATIONAL EQUITY-INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           YEAR ENDED DECEMBER 31,
                           2001      2000      1999      1998      1997
                           ------------------------------------------------
Net asset value,
  beginning of period      $ 17.443  $ 22.047  $ 21.715  $ 20.118  $ 15.780

Income (loss) from
  investment operations:
 Net investment income(1)     0.197     0.164     0.189     0.282     0.229
 Net realized and
   unrealized gain (loss)
   on investment and
   foreign currency
   transactions              (1.420)    1.583     1.204     2.204     4.511
                           ------------------------------------------------
 Total from investment
   operations                (1.223)    1.747     1.393     2.486     4.740
                           ------------------------------------------------

Less dividends and
  distributions from:
 Net investment income       (0.177)   (0.125)   (0.171)   (0.460)        -
 Net realized gain on
   investments               (0.704)   (6.226)   (0.890)   (0.429)   (0.402)
                           ------------------------------------------------
Total dividends and
  distributions              (0.881)   (6.351)   (1.061)   (0.889)   (0.402)
                           ------------------------------------------------
Net asset value, end of
  period                   $ 15.339  $ 17.443  $ 22.047  $ 21.715  $ 20.118
                           ------------------------------------------------

Total Return(2)               (7.34%)    10.62%     6.27%    12.73%    30.68%

Ratios and supplemental
  data:
 Ratio of expenses to
   average net assets          0.80%     0.79%     0.79%     0.79%     1.02%
 Ratio of net investment
   income
   to average net assets       1.23%     0.89%     0.86%     1.40%     1.46%
 Portfolio Turnover             127%      143%      191%       29%       18%
 Net assets, end of
   period (000 omitted)    $799,166  $866,074  $990,758  $991,977  $811,070

(1) Per share information was based on the average shares outstanding method for the years ended December 31, 2001, 2000, 1999 and 1998.

(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                              EQUITY-INCOME FUND 5

LINCOLN NATIONAL EQUITY-INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

THE FUND: Lincoln National Equity-Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln National Life Insurance Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to achieve reasonable income by investing primarily in income-producing equity securities. The Fund invests mostly in high-income stocks and some high-yielding bonds.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis.

The Fund participates in a "commission recapture program" whereby a portion of commissions paid on investment transactions may be related to the Fund. For the year ended December 31, 2001, the Fund received $445,835 under this program, which is included in other income on the Statement of Operations.

FOREIGN CURRENCY TRANSACTIONS: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

TAXES: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

EXPENSES: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2001, the custodial fees offset agreement amounted to $8,332.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                              EQUITY-INCOME FUND 6

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Delaware Lincoln Investment Advisors (DLIA) (the "Advisor") is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's sub-advisor, and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.75% of the first $500 million of the average daily net assets of the Fund and 0.70% of the average daily net assets of the Fund in excess of $500 million.

Prior to January 1, 2001, Lincoln Investment Management Company (LIM), an indirect wholly-owned subsidiary of LNC, served as the advisor to the Fund under substantially identical terms. Effective January 1, 2001, LIM was reorganized and contributed to DMBT.

Effective May 1, 2001, FMR Co., Inc. (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's securities investments. Prior to May 1, 2001, Fidelity Management Trust Company served as the sub-advisor. FMR Co., Inc. and Fidelity Management Trust Company are affiliates of Fidelity Investments. For its services, the Sub-Advisor is paid directly by the Advisor, not the Fund.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2001.

During 2001, Fund Management performed a comprehensive review of expenses charged to the Fund since 1996. In November, 2001, the Advisor reimbursed $67 thousand to the Fund.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. INVESTMENTS

The cost of investments for federal income tax purposes was $762,592,580. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the year ended December 31, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 2001 are as follows:

                           AGGREGATE       AGGREGATE       GROSS         GROSS         NET
                           COST OF         PROCEEDS        UNREALIZED    UNREALIZED    UNREALIZED
                           PURCHASES       FROM SALES      APPRECIATION  DEPRECIATION  APPRECIATION
                           ------------------------------------------------------------------------
                           $1,031,628,061  $1,019,629,507  $55,875,280   $(18,858,387) $37,016,893

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2000 was as follows:

                                                                         2001         2000
                               -------------------------------------------------------------------
                               Ordinary income                           $ 9,382,414  $  6,163,998
                               Long-term capital gain                     35,276,308   233,972,872
                                                                         -----------  ------------
                               Total                                     $44,658,722  $240,136,870
                                                                         ===========  ============

In addition, the Fund declared an ordinary income consent dividend of $6,291,038 in 2000. Such amount has been deemed paid and contributed to the Fund as additional paid-in capital.

                              EQUITY-INCOME FUND 7

As of December 31, 2001, the components of net assets on a tax basis were as follows:

                               Paid in capital                                     $ 753,077,467
                               Undistributed ordinary income                           1,049,884
                               Undistributed long-term capital gain                    8,023,731
                               Unrealized appreciation on investments and foreign
                                 currency                                             37,014,616
                                                                                   -------------
                               Net Assets                                          $ 799,165,698
                                                                                   =============

5. MARKET RISKS

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At December 31, 2001, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under rule 144A of the Securities Act of 1933, as amended, and other securities which may be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                   SHARES ISSUED UPON
                                                   REINVESTMENT OF                                       NET INCREASE
                           CAPITAL                 DIVIDENDS AND             CAPITAL SHARES              RESULTING FROM CAPITAL
                           SHARES SOLD             DISTRIBUTIONS             REDEEMED                    SHARE TRANSACTIONS
                           ----------------------------------------------------------------------------------------------------
                           SHARES     AMOUNT       SHARES      AMOUNT        SHARES       AMOUNT         SHARES     AMOUNT
                           ----------------------------------------------------------------------------------------------------
Year ended
  December 31, 2001:       3,265,623  $52,832,724   2,697,078  $ 44,658,722   (3,513,468) $ (54,133,164) 2,449,233  $43,358,282

Year ended
  December 31, 2000:       1,357,421   24,001,933  14,939,570   240,136,870  (11,584,262)  (227,646,235) 4,712,729   36,492,568

7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

8. LINE OF CREDIT

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 25% of its total assets. The Fund had no amount outstanding at December 31, 2001, or at any time during the year.

9. TAX INFORMATION (UNAUDITED)

The information set forth is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2001, the Fund designates distributions paid during the year as follows:

     (A)            (B)
     LONG-TERM      ORDINARY       TOTAL          (C)
     CAPITAL GAINS  INCOME         DISTRIBUTIONS  QUALIFYING(1)
     DISTRIBUTIONS  DISTRIBUTIONS  (TAX BASIS)    DIVIDENDS
     ----------------------------------------------------------
     79%            21%            100%           100%

Items (A) and (B) are based on a percentage of the Fund's total distributions. Item (C) is based on a percentage of ordinary income of the Fund.

-------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

                              EQUITY-INCOME FUND 8

LINCOLN NATIONAL EQUITY-INCOME FUND, INC.
REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL EQUITY-INCOME FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Equity-Income Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Equity-Income Fund, Inc. at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 18, 2002

                              EQUITY-INCOME FUND 9

OFFICER/DIRECTOR INFORMATION FOR ANNUAL REPORT DISCLOSURE

(1)                    (2)                  (3)                                           (5)            (6)
NAME, ADDRESS AND AGE  POSITION(S) HELD     TERM OF OFFICE        (4)                     NUMBER OF      OTHER DIRECTORSHIPS
                       WITH THE FUND        AND LENGTH OF         PRINCIPAL               PORTFOLIOS IN  HELD BY DIRECTOR
                                            TIME SERVED(2)        OCCUPATION(S)           FUND COMPLEX
                                                                  DURING THE PAST         OVERSEEN BY
                                                                  5 YEARS                 THE DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)  Chairman, President  November 1, 1994 to   Vice President, The          11        Director, Board of
1300 S. Clinton        and Director         present               Lincoln National Life                  Managers, Lincoln
Street                                                            Insurance Company,                     National Variable
Fort Wayne, IN 46802                                              Fort Wayne, Indiana                    Annuity Fund A; Lincoln
Age 49                                                                                                   Retirement Services
                                                                                                         Company, LLC

Steven M. Kluever(1)   Second Vice          May 6, 1997 to        Second Vice President,       11        None
1300 S. Clinton        President            present               The Lincoln National
Street                                                            Life Insurance,
Fort Wayne, IN 46802                                              Company
Age 39

Eric C. Jones(1)       Second Vice          May 6, 1997 to        Second Vice President,       11        None
1300 S. Clinton        President and Chief  present               The Lincoln National
Street                 Financial Officer                          Life Insurance Company
Fort Wayne, IN 46802
Age 40

Cynthia A. Rose(1)     Secretary            February 14, 1995 to  Secretary Assistant          11        None
1300 S. Clinton                             present               Vice President, The
Street                                                            Lincoln National Life
Fort Wayne, IN 46802                                              Insurance Company
Age 47

John B. Borsch         Director             December 14, 1981 to  Retired; formerly            11        Director, Board of
1776 Sherwood Road                          present               Associate Vice                         Managers, Lincoln
Des Plaines, IL 60016                                             President,                             National Variable
Age 68                                                            Investments,                           Annuity Fund A; Lincoln
                                                                  Northwestern                           Retirement Services
                                                                  University, Evanston,                  Company, LLC
                                                                  Illinois

Nancy L. Frisby        Director             April 15, 1992 to     Vice President and           11        Director, Board of
DeSoto Memorial                             present               Chief Financial                        Managers, Lincoln
Hospital                                                          Officer, DeSoto                        National Variable
900 N. Robert Avenue                                              Memorial Hospital,                     Annuity Fund A; Lincoln
Arcadia, FL 34265                                                 Arcadia, Florida                       Retirement Services
Age 60                                                                                                   Company, LLC

Barbara S. Kowalczyk   Director             November 2, 1993 to   Senior Vice President        11        Lincoln National
Lincoln Financial                           present               and Director,                          Management Corporation;
Group                                                             Corporate Planning and                 Lincoln Financial Group
Centre Square, West                                               Development, Lincoln                   Foundation, Inc.;
Tower                                                             National Corporation,                  Director, Board of
1500 Market St., Ste.                                             Philadelphia,                          Managers, Lincoln
3900                                                              Pennsylvania                           National Variable
Philadelphia, PA                                                  (Insurance Holding                     Annuity Fund A
19102-2112                                                        Company) Director,
Age 50                                                            Lincoln Life & Annuity
                                                                  Company of New York,
                                                                  Director, Lincoln
                                                                  National (U.K.) PLC
                                                                  (Financial Services
                                                                  Company)

Kenneth G. Stella      Director             February 10, 1998 to  President, Indiana           11        First National Bank;
Indiana Hospital &                          present               Hospital & Health                      Director, Board of
Health Association                                                Association,                           Managers, Lincoln
1 American Square                                                 Indianapolis, Indiana                  National Variable
Ste. 1900                                                                                                Annuity Fund A
Indianapolis, IN
46282
Age 58
Frederick J.           Vice President and   December 29, 2000 to  Vice President and           11        Director of Lincoln
Crawford(1)            Treasurer            present               Treasurer, Lincoln                     National Reinsurance
Lincoln Financial                                                 National Corp.;                        Company (Barbados)
Group                                                             President and Market                   Limited; The Financial
Centre Square, West                                               Manager Greater                        Alternative, Inc.;
Tower                                                             Cincinnati Region Bank                 Financial Alternative
1500 Market St., Ste.                                             One, N.A.; and First                   Resourced, Inc.;
3900                                                              Vice President and                     Financial
Philadelphia, PA                                                  Senior Banker,                         Choices, Inc.; Financial
19102-2112                                                        Division of First                      Investment
Age 37                                                            Chicago NBD                            Services, Inc.;
                                                                                                         Financial Investments,
                                                                                                         Inc.; The Financial
                                                                                                         Resources
                                                                                                         Department, Inc.;
                                                                                                         Investment
                                                                                                         Alternatives, Inc.; The
                                                                                                         Investment
                                                                                                         Center, Inc.; The
                                                                                                         Investment Group, Inc.;
                                                                                                         Lincoln National
                                                                                                         Financial Institutions
                                                                                                         Group, Inc.; Personal
                                                                                                         Financial
                                                                                                         Resources, Inc.;
                                                                                                         Personal Investment
                                                                                                         Services, Inc.

------------------------

ADDITIONAL INFORMATION ON THE OFFICERS AND DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FUND'S PROSPECTUS. TO OBTAIN A FREE COPY OF THE SAI, WRITE: LINCOLN NATIONAL LIFE INSURANCE COMPANY,
P.O. BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-4LINCOLN (454-6265). THE SAI IS ALSO AVAILABLE ON THE SEC'S WEB SITE ([http://www.sec.gov]).
(1) ALL OF THE EXECUTIVE OFFICERS ARE "INTERESTED PERSONS" OF THE FUND, AS THAT TERM IS DEFINED BY SECTION 2(a)(19) OF THE 1940 ACT, BY REASON OF THEIR BEING OFFICERS OF THE FUND.
(2) THE OFFICERS AND DIRECTORS ARE RE-ELECTED ANNUALLY. THE OFFICERS AND DIRECTORS HOLD THEIR POSITION WITH THE FUND UNTIL RETIREMENT OR RESIGNATION. THE BYLAWS OF THE FUND DO NOT SPECIFY A TERM OF OFFICE.

                             EQUITY-INCOME FUND 10

                                                           Presorted Standard
                                                               US Postage
                                                                  Paid
                                                               Permit 552
                                                              Hackensack NJ







Lincoln National Life Insurance Co.          Securities offered through, and
(Lincoln Life)                               annuities issued by, The Lincoln
Fort Wayne, IN 46802                         National Life Insurance Company,
800-4LINCOLN (800-454-6265)                  Ft. Wayne, IN. Securities also
www.LincolnLife.com                          distributed by other broker-dealers
                                             with effective selling agreements.
(c) 2002 The Lincoln National Life
Insurance Co.                                Lincoln Financial Group is the
Form 19875A-LN Equity-Inc. 2/02              marketing name for Lincoln National
                                             Corporation and its affiliates.

                                                      February 02 [Recycle Logo]